Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Entity Central Index Key	0000827060
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000016473 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	Investor Class
Trading Symbol	BIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 1,911,975,842
Holdings Count | holding	191
Advisory Fees Paid, Amount	$ 6,100,142
Investment Company, Portfolio Turnover	54.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	11%
Short-Term Investments	0.5%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	5%
		Semiconductors and Semiconductor Equipment	5%
		Financial Services	5%

C000016475 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	I Class
Trading Symbol	AMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$25	0.46%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%
Net Assets	$ 1,911,975,842
Holdings Count | holding	191
Advisory Fees Paid, Amount	$ 6,100,142
Investment Company, Portfolio Turnover	54.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	11%
Short-Term Investments	0.5%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	5%
		Semiconductors and Semiconductor Equipment	5%
		Financial Services	5%

C000016474 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	A Class
Trading Symbol	AMADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$49	0.91%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
Net Assets	$ 1,911,975,842
Holdings Count | holding	191
Advisory Fees Paid, Amount	$ 6,100,142
Investment Company, Portfolio Turnover	54.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	11%
Short-Term Investments	0.5%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	5%
		Semiconductors and Semiconductor Equipment	5%
		Financial Services	5%

C000016476 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	C Class
Trading Symbol	ACGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$88	1.66%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.66%
Net Assets	$ 1,911,975,842
Holdings Count | holding	191
Advisory Fees Paid, Amount	$ 6,100,142
Investment Company, Portfolio Turnover	54.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	11%
Short-Term Investments	0.5%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	5%
		Semiconductors and Semiconductor Equipment	5%
		Financial Services	5%

C000016477 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	R Class
Trading Symbol	AICRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$62	1.16%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.16%
Net Assets	$ 1,911,975,842
Holdings Count | holding	191
Advisory Fees Paid, Amount	$ 6,100,142
Investment Company, Portfolio Turnover	54.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	11%
Short-Term Investments	0.5%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	5%
		Semiconductors and Semiconductor Equipment	5%
		Financial Services	5%

C000189761 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	R5 Class
Trading Symbol	AICGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$25	0.46%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%
Net Assets	$ 1,911,975,842
Holdings Count | holding	191
Advisory Fees Paid, Amount	$ 6,100,142
Investment Company, Portfolio Turnover	54.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	11%
Short-Term Investments	0.5%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	5%
		Semiconductors and Semiconductor Equipment	5%
		Financial Services	5%

C000016462 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	Investor Class
Trading Symbol	ADSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.92%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%
Net Assets	$ 480,638,066
Holdings Count | holding	122
Advisory Fees Paid, Amount	$ 2,112,715
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

C000016464 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	I Class
Trading Symbol	ADCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 480,638,066
Holdings Count | holding	122
Advisory Fees Paid, Amount	$ 2,112,715
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

C000189758 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	Y Class
Trading Symbol	ADCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 480,638,066
Holdings Count | holding	122
Advisory Fees Paid, Amount	$ 2,112,715
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

C000016463 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	A Class
Trading Symbol	ADCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$62	1.17%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%
Net Assets	$ 480,638,066
Holdings Count | holding	122
Advisory Fees Paid, Amount	$ 2,112,715
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

C000055501 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	C Class
Trading Symbol	ADCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$102	1.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.92%
Net Assets	$ 480,638,066
Holdings Count | holding	122
Advisory Fees Paid, Amount	$ 2,112,715
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

C000016465 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	R Class
Trading Symbol	ADRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$76	1.42%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.42%
Net Assets	$ 480,638,066
Holdings Count | holding	122
Advisory Fees Paid, Amount	$ 2,112,715
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

C000189759 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	R5 Class
Trading Symbol	ADGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 480,638,066
Holdings Count | holding	122
Advisory Fees Paid, Amount	$ 2,112,715
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

C000016466 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	Investor Class
Trading Symbol	BEQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.66%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.66%
Net Assets	$ 1,845,487,776
Holdings Count | holding	169
Advisory Fees Paid, Amount	$ 5,803,378
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.0%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	8%
		Banks	7%

C000016468 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	I Class
Trading Symbol	AMEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$25	0.46%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%
Net Assets	$ 1,845,487,776
Holdings Count | holding	169
Advisory Fees Paid, Amount	$ 5,803,378
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.0%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	8%
		Banks	7%

C000016467 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	A Class
Trading Symbol	BEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$49	0.91%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
Net Assets	$ 1,845,487,776
Holdings Count | holding	169
Advisory Fees Paid, Amount	$ 5,803,378
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.0%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	8%
		Banks	7%

C000016469 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	C Class
Trading Symbol	AEYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$89	1.66%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.66%
Net Assets	$ 1,845,487,776
Holdings Count | holding	169
Advisory Fees Paid, Amount	$ 5,803,378
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.0%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	8%
		Banks	7%

C000016470 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	R Class
Trading Symbol	AEYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$62	1.16%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.16%
Net Assets	$ 1,845,487,776
Holdings Count | holding	169
Advisory Fees Paid, Amount	$ 5,803,378
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.0%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	8%
		Banks	7%

C000189760 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	R5 Class
Trading Symbol	AEYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$25	0.46%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%
Net Assets	$ 1,845,487,776
Holdings Count | holding	169
Advisory Fees Paid, Amount	$ 5,803,378
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.0%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	8%
		Banks	7%

C000016471 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	Investor Class
Trading Symbol	BGEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$44	0.66%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.66%
Net Assets	$ 1,764,018,149
Holdings Count | holding	77
Advisory Fees Paid, Amount	$ 4,527,136
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Canada	49%
Short-Term Investments	1.3%	Australia	13%
Other Assets and Liabilities	(0.6)%	South Africa	13%
		United States	12%
		United Kingdom	5%

C000055503 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	I Class
Trading Symbol	AGGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$31	0.46%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.46%
Net Assets	$ 1,764,018,149
Holdings Count | holding	77
Advisory Fees Paid, Amount	$ 4,527,136
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Canada	49%
Short-Term Investments	1.3%	Australia	13%
Other Assets and Liabilities	(0.6)%	South Africa	13%
		United States	12%
		United Kingdom	5%

C000016472 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	A Class
Trading Symbol	ACGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$61	0.91%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.91%
Net Assets	$ 1,764,018,149
Holdings Count | holding	77
Advisory Fees Paid, Amount	$ 4,527,136
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Canada	49%
Short-Term Investments	1.3%	Australia	13%
Other Assets and Liabilities	(0.6)%	South Africa	13%
		United States	12%
		United Kingdom	5%

C000055505 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	C Class
Trading Symbol	AGYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$111	1.66%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.66%
Net Assets	$ 1,764,018,149
Holdings Count | holding	77
Advisory Fees Paid, Amount	$ 4,527,136
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Canada	49%
Short-Term Investments	1.3%	Australia	13%
Other Assets and Liabilities	(0.6)%	South Africa	13%
		United States	12%
		United Kingdom	5%

C000055506 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	R Class
Trading Symbol	AGGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$77	1.16%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.16%
Net Assets	$ 1,764,018,149
Holdings Count | holding	77
Advisory Fees Paid, Amount	$ 4,527,136
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Canada	49%
Short-Term Investments	1.3%	Australia	13%
Other Assets and Liabilities	(0.6)%	South Africa	13%
		United States	12%
		United Kingdom	5%

C000016484 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	Investor Class
Trading Symbol	ASQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
Net Assets	$ 156,315,747
Holdings Count | holding	289
Advisory Fees Paid, Amount	$ 651,743
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	8%
Rights	0.0%	Software	7%
Short-Term Investments	2.2%	Biotechnology	7%
Other Assets and Liabilities	(1.8)%	Construction and Engineering	5%
		Pharmaceuticals	4%

C000016486 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	I Class
Trading Symbol	ASCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 156,315,747
Holdings Count | holding	289
Advisory Fees Paid, Amount	$ 651,743
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	8%
Rights	0.0%	Software	7%
Short-Term Investments	2.2%	Biotechnology	7%
Other Assets and Liabilities	(1.8)%	Construction and Engineering	5%
		Pharmaceuticals	4%

C000016485 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	A Class
Trading Symbol	ASQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$60	1.11%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.11%
Net Assets	$ 156,315,747
Holdings Count | holding	289
Advisory Fees Paid, Amount	$ 651,743
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	8%
Rights	0.0%	Software	7%
Short-Term Investments	2.2%	Biotechnology	7%
Other Assets and Liabilities	(1.8)%	Construction and Engineering	5%
		Pharmaceuticals	4%

C000088007 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	C Class
Trading Symbol	ASQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$100	1.86%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.86%
Net Assets	$ 156,315,747
Holdings Count | holding	289
Advisory Fees Paid, Amount	$ 651,743
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	8%
Rights	0.0%	Software	7%
Short-Term Investments	2.2%	Biotechnology	7%
Other Assets and Liabilities	(1.8)%	Construction and Engineering	5%
		Pharmaceuticals	4%

C000016487 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	R Class
Trading Symbol	ASCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$73	1.36%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.36%
Net Assets	$ 156,315,747
Holdings Count | holding	289
Advisory Fees Paid, Amount	$ 651,743
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	8%
Rights	0.0%	Software	7%
Short-Term Investments	2.2%	Biotechnology	7%
Other Assets and Liabilities	(1.8)%	Construction and Engineering	5%
		Pharmaceuticals	4%

C000189764 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	R5 Class
Trading Symbol	ASQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 156,315,747
Holdings Count | holding	289
Advisory Fees Paid, Amount	$ 651,743
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	8%
Rights	0.0%	Software	7%
Short-Term Investments	2.2%	Biotechnology	7%
Other Assets and Liabilities	(1.8)%	Construction and Engineering	5%
		Pharmaceuticals	4%

C000016488 [Member]
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Investor Class
Trading Symbol	BULIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Utilities Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 284,987,078
Holdings Count | holding	34
Advisory Fees Paid, Amount	$ 949,904
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sub-Industries (as a % of net assets)
Common Stocks	99.2%	Electric Utilities	62%
Short-Term Investments	0.7%	Multi-Utilities	22%
Other Assets and Liabilities	0.1%	Gas Utilities	8%
		Independent Power Producers and Energy Traders	6%
		Water Utilities	2%